                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: December 31, 2003
                                                --------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------
  This Amendment (Check only one.):     [X] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:
 Name:    Account Management, LLC
          ---------------------------------------------
 Address: 17 Arlington Street
          ---------------------------------------------
          Boston, MA 02116
          ---------------------------------------------

 Form 13F File Number:  28-01363
                           ---------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:
 Name:    Richard C. Albright
          ---------------------------------------------
 Title:   Principal
          ---------------------------------------------
 Phone:   617-236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Richard C. Albright  Boston, MA                    2/9/04
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

Page 1 of 7                                 FORM 13 F
------------------------------------------------------------------------------------
                                                                            Item 5:
                                                  Item 3:      Item 4:     Shares or
         Item 1:                    Item 2:        CUSIP     Fair Market   Principal
     Name of Issuer             Title of Class     Number        Value       Amount
------------------------------------------------------------------------------------
Maxim Integrated Products        Common Stock    57772K101   103,954,436   2,096,701
------------------------------------------------------------------------------------
Corporate Executive Board        Common Stock    21988R102    17,869,943     382,900
------------------------------------------------------------------------------------
IDT Corporation Class B          Common Stock    448947309    42,598,521   1,841,700
------------------------------------------------------------------------------------
IDT Corporation                  Common Stock    448947101       959,095      43,300
------------------------------------------------------------------------------------
Supertex Inc.                    Common Stock    868532102    14,409,588     748,550
------------------------------------------------------------------------------------
Costar Group                     Common Stock    22160N109     8,748,660     209,800
------------------------------------------------------------------------------------
Credit Acceptance Corporation    Common Stock    225310101    15,870,690   1,037,300
------------------------------------------------------------------------------------
Lionbridge Technology            Common Stock    536252109     7,459,200     777,000
------------------------------------------------------------------------------------
Adtran Inc.                      Common Stock    00738A106       933,000      30,000
------------------------------------------------------------------------------------
Miller Industries                Common Stock    600551204       460,363      61,300
------------------------------------------------------------------------------------
                COLUMN TOTALS                                213,263,496   7,228,551
------------------------------------------------------------------------------------

                                  Name of Reporting Manager Account Management, LLC
------------------------------------------------------------------------------------
                                                Item 6:
                                         Investment Discretion
                                -------------------------------------
                                            (b) Shared-                    Item 7:
                                             As Defined   (c) Shared-     Managers
                                (a) Sole    in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------
Maxim Integrated Products       2,096,701
------------------------------------------------------------------------------------
Corporate Executive Board         382,900
------------------------------------------------------------------------------------
IDT Corporation Class B         1,841,700
------------------------------------------------------------------------------------
IDT Corporation                    43,300
------------------------------------------------------------------------------------
Supertex Inc.                     748,550
------------------------------------------------------------------------------------
Costar Group                      209,800
------------------------------------------------------------------------------------
Credit Acceptance Corporation   1,037,300
------------------------------------------------------------------------------------
Lionbridge Technology             777,000
------------------------------------------------------------------------------------
Adtran Inc.                        30,000
------------------------------------------------------------------------------------
Miller Industries                  61,300
------------------------------------------------------------------------------------
                COLUMN TOTALS
------------------------------------------------------------------------------------

                                            (SEC USE ONLY)
-----------------------------------------------------------------
                                             Item 8:
                                        Voting Authority
                                             (Shares)
                                ---------------------------------
                                 (a) Sole   (b) Shared   (c) None
-----------------------------------------------------------------
Maxim Integrated Products       2,096,701
-----------------------------------------------------------------
Corporate Executive Board         382,900
-----------------------------------------------------------------
IDT Corporation Class B         1,841,700
-----------------------------------------------------------------
IDT Corporation                    43,300
-----------------------------------------------------------------
Supertex Inc.                     748,550
-----------------------------------------------------------------
Costar Group                      209,800
-----------------------------------------------------------------
Credit Acceptance Corporation   1,037,300
-----------------------------------------------------------------
Lionbridge Technology             777,000
-----------------------------------------------------------------
Adtran Inc.                        30,000
-----------------------------------------------------------------
Miller Industries                  61,300
-----------------------------------------------------------------
                COLUMN TOTALS
-----------------------------------------------------------------

Page 2 of 7                                  FORM 13 F
-----------------------------------------------------------------------------
                                                                     Item 5:
                              Item 2:      Item 3:       Item 4:    Shares or
         Item 1:             Title of       CUSIP     Fair Market   Principal
     Name of Issuer            Class       Number        Value        Amount
-----------------------------------------------------------------------------
CyberSource Corporation    Common Stock   23251J106       607,435     117,720
-----------------------------------------------------------------------------
Net2Phone, Inc.            Common Stock   64108N106    17,973,760   2,643,200
-----------------------------------------------------------------------------
Goldcorp Inc.              Common Stock   380956409       239,250      15,000
-----------------------------------------------------------------------------
Placer Dome Inc.           Common Stock   725906101       519,390      29,000
-----------------------------------------------------------------------------
Dean Foods, Inc.           Common Stock   242370104     4,651,105     141,500
-----------------------------------------------------------------------------
Province Healthcare Co.    Common Stock   743977100     1,184,000      74,000
-----------------------------------------------------------------------------
Critical Path, Inc.        Common Stock   22674V100     1,165,080     876,000
-----------------------------------------------------------------------------
Citicorp                   Common Stock   172967101     1,155,252      23,800
-----------------------------------------------------------------------------
Phelps Dodge Corporation   Common Stock   717265102     1,940,295      25,500
-----------------------------------------------------------------------------
Agnico Eagle Mines Ltd.    Common Stock   008474108       540,133      44,750
-----------------------------------------------------------------------------
           COLUMN TOTALS                               29,975,700   3,990,470
-----------------------------------------------------------------------------

                           Name of Reporting Manager  Account Management, LLC
--------------------------------------------------------------------------------
                                            Item 6:
                                     Investment Discretion
                           -------------------------------------
                                       (b) Shared-                   Item 7:
      Item 1:                           As Defined   (c) Shared-    Managers
  Name of Issuer           (a) Sole    in Instr. V      Other       See Instr. V
--------------------------------------------------------------------------------
CyberSource Corporation      117,720
--------------------------------------------------------------------------------
Net2Phone, Inc.            2,643,200
--------------------------------------------------------------------------------
Goldcorp Inc.                 15,000
--------------------------------------------------------------------------------
Placer Dome Inc.              29,000
--------------------------------------------------------------------------------
Dean Foods, Inc.             141,500
--------------------------------------------------------------------------------
Province Healthcare Co.       74,000
--------------------------------------------------------------------------------
Critical Path, Inc.          876,000
--------------------------------------------------------------------------------
Citicorp                      23,800
--------------------------------------------------------------------------------
Phelps Dodge Corporation      25,500
--------------------------------------------------------------------------------
Agnico Eagle Mines Ltd.       44,750
--------------------------------------------------------------------------------
           COLUMN TOTALS
--------------------------------------------------------------------------------

                                   (SEC USE ONLY)
------------------------------------------------------------
                                         Item 8:
                                   Voting Authority
                                       (Shares)
------------------------------------------------------------
                           (a) Sole    (b) Shared   (c) None
------------------------------------------------------------
CyberSource Corporation      117,720
------------------------------------------------------------
Net2Phone, Inc.            2,643,200
------------------------------------------------------------
Goldcorp Inc.                 15,000
------------------------------------------------------------
Placer Dome Inc.              29,000
------------------------------------------------------------
Dean Foods, Inc.             141,500
------------------------------------------------------------
Province Healthcare Co.       74,000
------------------------------------------------------------
Critical Path, Inc.          876,000
------------------------------------------------------------
Citicorp                      23,800
------------------------------------------------------------
Phelps Dodge Corporation      25,500
------------------------------------------------------------
Agnico Eagle Mines Ltd.       44,750
------------------------------------------------------------
           COLUMN TOTALS
------------------------------------------------------------

Page 3 of 7                                          FORM 13 F
---------------------------------------------------------------------------------------
                                                                               Item 5:
                                                     Item 3:      Item 4:     Shares or
           Item 1:                    Item 2:        CUSIP      Fair Market   Principal
       Name of Issuer              Title of Class    Number       Value        Amount
---------------------------------------------------------------------------------------
Bright Horizons Family Solutions    Common Stock    109195107    6,090,000      145,000
---------------------------------------------------------------------------------------
Federal National Mortgage           Common Stock    313586109      450,360        6,000
---------------------------------------------------------------------------------------
Sun Hydraulics                      Common Stock    866942105    1,592,800      220,000
---------------------------------------------------------------------------------------
Hewlett Packard                     Common Stock    428236103      447,915       19,500
---------------------------------------------------------------------------------------
Pan Amer Silver                     Common Stock    697900108      235,950       16,500
---------------------------------------------------------------------------------------
Glaxo Wellcome                      Common Stock    37733W105      452,167        9,699
---------------------------------------------------------------------------------------
Exxon                               Common Stock    302290101      820,000       20,000
---------------------------------------------------------------------------------------
Cabot Corporation                   Common Stock    127055101      350,240       11,000
---------------------------------------------------------------------------------------
Aradigm Corporation                 Common Stock    038505103      486,495      284,500
---------------------------------------------------------------------------------------
ChevronTexaco Corporation           Common Stock    166764100      414,672        4,800
---------------------------------------------------------------------------------------
                   COLUMN TOTALS                                11,340,599      736,999
---------------------------------------------------------------------------------------

                                    Name of Reporting Manager Account Management, LLC
---------------------------------------------------------------------------------------
                                               Item 6:
                                         Investment Discretion
                                   ------------------------------------
                                              (b) Shared-                   Item 7:
         Item 1:                              As Defined    (c) Shared-     Managers
     Name of Issuer                (a) Sole   in Instr. V       Other     See Instr. V
---------------------------------------------------------------------------------------
Bright Horizons Family Solutions    145,000
---------------------------------------------------------------------------------------
Federal National Mortgage             6,000
---------------------------------------------------------------------------------------
Sun Hydraulics                      220,000
---------------------------------------------------------------------------------------
Hewlett Packard                      19,500
---------------------------------------------------------------------------------------
Pan Amer Silver                      16,500
---------------------------------------------------------------------------------------
Glaxo Wellcome                        9,699
---------------------------------------------------------------------------------------
Exxon                                20,000
---------------------------------------------------------------------------------------
Cabot Corporation                    11,000
---------------------------------------------------------------------------------------
Aradigm Corporation                 284,500
---------------------------------------------------------------------------------------
ChevronTexaco Corporation             4,800
---------------------------------------------------------------------------------------
                   COLUMN TOTALS
---------------------------------------------------------------------------------------

                                        (SEC USE ONLY)
-------------------------------------------------------------------
                                                Item 8:
                                           Voting Authority
                                                (Shares)
          Item 1:                  --------------------------------
      Name of Issuer               (a) Sole   (b) Shared   (c) None
-------------------------------------------------------------------
Bright Horizons Family Solutions   145,000
-------------------------------------------------------------------
Federal National Mortgage            6,000
-------------------------------------------------------------------
Sun Hydraulics                     220,000
-------------------------------------------------------------------
Hewlett Packard                     19,500
-------------------------------------------------------------------
Pan Amer Silver                     16,500
-------------------------------------------------------------------
Glaxo Wellcome                       9,699
-------------------------------------------------------------------
Exxon                               20,000
-------------------------------------------------------------------
Cabot Corporation                   11,000
-------------------------------------------------------------------
Aradigm Corporation                284,500
-------------------------------------------------------------------
ChevronTexaco Corporation            4,800
-------------------------------------------------------------------
                   COLUMN TOTALS
-------------------------------------------------------------------

Page 4 of 7                                               FORM 13 F
---------------------------------------------------------------------------------------------
                                                                                     Item 5:
                                                           Item 3:      Item 4:     Share or
           Item 1:                           Item 2:        CUSIP     Fair Market   Principal
       Name of Issuer                    Title of Class     Number       Value       Amount
---------------------------------------------------------------------------------------------
Pepsico                                   Common Stock    713344108       391,608      8,400
---------------------------------------------------------------------------------------------
Johnson and Johnson                       Common Stock    478160104     3,138,035     60,744
---------------------------------------------------------------------------------------------
Schlumberger                              Common Stock    806857108     1,450,080     26,500
---------------------------------------------------------------------------------------------
Newmount Mining Corporation               Common Stock    651639106     4,216,918     86,750
---------------------------------------------------------------------------------------------
Aberdeen Asia-Pacific Income              Common Stock    003009107     1,143,000    180,000
---------------------------------------------------------------------------------------------
Liberty Media Corp. Ser. A                Common Stock    530718105     4,475,634    376,420
---------------------------------------------------------------------------------------------
Dow Chemical                              Common Stock    260543103       426,093     10,250
---------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. Class A Common    Common Stock    084670108     2,022,000         24
---------------------------------------------------------------------------------------------
Invacare Corporation                      Common Stock    461203101       335,071      8,300
---------------------------------------------------------------------------------------------
                         COLUMN TOTALS                                 17,598,439    757,388
---------------------------------------------------------------------------------------------

                                          Name of Reporting Manager Account Management LLC
-------------------------------------------------------------------------------------------
                                                      Item 6:
                                               Investment Discretion
                                         ------------------------------------
                                                    (b) Shared-                   Item 7:
            Item 1:                                 As Defined    (c) Shared-    Managers
         Name of Issuer                  (a) Sole   in Instr. V    Other        in Instr. V
-------------------------------------------------------------------------------------------
 Pepsico                                    8,400
-------------------------------------------------------------------------------------------
Johnson and Johnson                        60,744
-------------------------------------------------------------------------------------------
Schlumberger                               26,500
-------------------------------------------------------------------------------------------
Newmount Mining Corporation                86,750
-------------------------------------------------------------------------------------------
Aberdeen Asia-Pacific Income              180,000
-------------------------------------------------------------------------------------------
Liberty Media Corp. Ser. A                376,420
-------------------------------------------------------------------------------------------
Dow Chemical                               10,250
-------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. Class A Common         24
-------------------------------------------------------------------------------------------
Invacare Corporation                        8,300
-------------------------------------------------------------------------------------------
                         COLUMN TOTALS
-------------------------------------------------------------------------------------------

                                                      SEC USE ONLY
------------------------------------------------------------------------
                                                     Item 8:
                                                Voting Authority
                                                    (Shares)
            Item 1:                      -------------------------------
         Name of Issuer                  (a) Sole   (b) Share   (c) None
------------------------------------------------------------------------
Pepsico                                     8,400
------------------------------------------------------------------------
Johnson and Johnson                        60,744
------------------------------------------------------------------------
Schlumberger                               26,500
------------------------------------------------------------------------
Newmount Mining Corporation                86,750
------------------------------------------------------------------------
Aberdeen Asia-Pacific Income              180,000
------------------------------------------------------------------------
Liberty Media Corp. Ser. A                376,420
------------------------------------------------------------------------
Dow Chemical                               10,250
------------------------------------------------------------------------
Berkshire Hathaway Inc. Class A Common         24
------------------------------------------------------------------------
Invacare Corporation                        8,300
------------------------------------------------------------------------
                         COLUMN TOTALS
------------------------------------------------------------------------

Page 5 of 7                              FORM 13 F
--------------------------------------------------------------------------------
                                                                        Item 5:
                                              Item 3:      Item 4:     Shares or
         Item 1:                Item 2:        CUSIP     Fair Market   Principal
     Name of Issuer         Title of Class     Number       Value        Amount
--------------------------------------------------------------------------------
Deere & Co.                  Common Stock    244199105      390,300       6,000
--------------------------------------------------------------------------------
McDonald's Corp.             Common Stock    580135101      322,790      13,000
--------------------------------------------------------------------------------
UnitedGlobalCom Inc 'A'      Common Stock    913247508      161,120      19,000
--------------------------------------------------------------------------------
Red Hat Inc.                 Common Stock    756577102      168,930       9,000
--------------------------------------------------------------------------------
EMC Corp                     Common Stock    268648102      158,270      12,250
--------------------------------------------------------------------------------
Abbott Laboratories          Common Stock    002824100      316,880       6,800
--------------------------------------------------------------------------------
Viasys Healthcare            Common Stock    92553Q209      720,279      34,965
--------------------------------------------------------------------------------
Kinross Gold Corporation     Common Stock    496902206      449,038      56,200
--------------------------------------------------------------------------------
Callidus Software            Common Stock    13123E500      229,970      13,000
--------------------------------------------------------------------------------
Quality Distribution Inc.    Common Stock    74756M102      617,400      31,500
--------------------------------------------------------------------------------
            COLUMN TOTALS                                 3,534,977     201,715
--------------------------------------------------------------------------------

                            Name of Reporting Manager  Account Management, LLC
-------------------------------------------------------------------------------
                                         Item 6:
                                  Investment Discretion
                            ------------------------------------
                                       (b) Shared-                   Item 7:
         Item 1:                        As Defined   (c) Shared-     Managers
     Name of Issuer         (a) Sole   in Instr. V      Other      See Instr. V
-------------------------------------------------------------------------------
Deere & Co.                   6,000
-------------------------------------------------------------------------------
McDonald's Corp.             13,000
-------------------------------------------------------------------------------
 UnitedGlobalCom Inc 'A'     19,000
-------------------------------------------------------------------------------
Red Hat Inc.                  9,000
-------------------------------------------------------------------------------
EMC Corp                     12,250
-------------------------------------------------------------------------------
Abbott Laboratories           6,800
-------------------------------------------------------------------------------
Viasys Healthcare            34,965
-------------------------------------------------------------------------------
Kinross Gold Corporation     56,200
-------------------------------------------------------------------------------
Callidus Software            13,000
-------------------------------------------------------------------------------
Quality Distribution Inc.    31,500
-------------------------------------------------------------------------------
            COLUMN TOTALS
-------------------------------------------------------------------------------

                                      (SEC USE ONLY)
------------------------------------------------------------
                                       Item 8:
                                Voting Authority(Shares)
                            --------------------------------
         Item 1:
     Name of Issuer         (a) Sole   (b) Shared   (c) None
------------------------------------------------------------
Deere & Co.                   6,000
------------------------------------------------------------
McDonald's Corp.             13,000
------------------------------------------------------------
 UnitedGlobalCom Inc 'A'     19,000
------------------------------------------------------------
Red Hat Inc.                  9,000
------------------------------------------------------------
EMC Corp                     12,250
------------------------------------------------------------
Abbott Laboratories           6,800
------------------------------------------------------------
Viasys Healthcare            34,965
------------------------------------------------------------
Kinross Gold Corporation     56,200
------------------------------------------------------------
Callidus Software            13,000
------------------------------------------------------------
Quality Distribution Inc.    31,500
------------------------------------------------------------
            COLUMN TOTALS
------------------------------------------------------------

Page 6 of 7                                   FORM 13 F
-------------------------------------------------------------------------------
                                                                       Item 5:
                                             Item 3:      Item 4:     Shares or
       Item 1:                 Item 2:        CUSIP     Fair Market   Principal
    Name of Issuer         Title of Class     Number       Value        Amount
-------------------------------------------------------------------------------
Ritchie Bros. Auction       Common Stock    767744105      961,110      18,100
-------------------------------------------------------------------------------
Cons Energy Inc.            Common Stock    20854P109      574,980      22,200
-------------------------------------------------------------------------------
Apache Corporation          Common Stock    037411105      417,665       5,150
-------------------------------------------------------------------------------
BP Plc.                     Common Stock    055622104      525,578      10,650
-------------------------------------------------------------------------------
Suncor Energy Inc.          Common Stock    867229106      466,116      18,600
-------------------------------------------------------------------------------
Devon Energy Corporation    Common Stock    25179M103      412,272       7,200
-------------------------------------------------------------------------------
EOG Resources Inc.          Common Stock    26875P101      600,210      13,000
-------------------------------------------------------------------------------
Burlington Resources        Common Stock    122014103      503,958       9,100
-------------------------------------------------------------------------------
Alexander & Baldwin         Common Stock    014482103      219,375       6,500
-------------------------------------------------------------------------------
Frontier Oil Corporation    Common Stock    35914P105      303,072      17,600
-------------------------------------------------------------------------------
           COLUMN TOTALS                                 4,984,336     128,100
-------------------------------------------------------------------------------

                            Name of Reporting Manager  Account Management, LLC
------------------------------------------------------------------------------
                                         Item 6:
                                  Investment Discretion
                           ------------------------------------
                                       (b) Shared-                   Item 7:
       Item 1:                         As Defined   (c) Shared-     Managers
    Name of Issuer         (a) Sole   in Instr. V       Other     See Instr. V
------------------------------------------------------------------------------
Ritchie Bros. Auction       18,100
------------------------------------------------------------------------------
Cons Energy Inc.            22,200
------------------------------------------------------------------------------
Apache Corporation           5,150
------------------------------------------------------------------------------
BP Plc.                     10,650
------------------------------------------------------------------------------
Suncor Energy Inc.          18,600
------------------------------------------------------------------------------
Devon Energy Corporation     7,200
------------------------------------------------------------------------------
EOG Resources Inc.          13,000
------------------------------------------------------------------------------
Burlington Resources         9,100
------------------------------------------------------------------------------
Alexander & Baldwin          6,500
------------------------------------------------------------------------------
Frontier Oil Corporation    17,600
------------------------------------------------------------------------------
           COLUMN TOTALS
------------------------------------------------------------------------------

                                    (SEC USE ONLY)
-----------------------------------------------------------
                                         Item 8:
                                   Voting Authority
                                        (Shares)
                           --------------------------------
       Item 1:
    Name of Issuer         (a) Sole   (b) Shared   (c) None
-----------------------------------------------------------
Ritchie Bros. Auction       18,100
-----------------------------------------------------------
Cons Energy Inc.            22,200
-----------------------------------------------------------
Apache Corporation           5,150
-----------------------------------------------------------
BP Plc.                     10,650
-----------------------------------------------------------
Suncor Energy Inc.          18,600
-----------------------------------------------------------
Devon Energy Corporation     7,200
-----------------------------------------------------------
EOG Resources Inc.          13,000
-----------------------------------------------------------
Burlington Resources         9,100
-----------------------------------------------------------
Alexander & Baldwin          6,500
-----------------------------------------------------------
Frontier Oil Corporation    17,600
-----------------------------------------------------------
           COLUMN TOTALS
-----------------------------------------------------------

Page 7 of 7                                      FORM 13 F
-----------------------------------------------------------------------------------------
                                                                                 Item 5:
                                                      Item 3:      Item 4:     Shares or
             Item 1:                    Item 2:        CUSIP     Fair Market    Principal
         Name of Issuer             Title of Class     Number       Value        Amount
-----------------------------------------------------------------------------------------
Murphy Oil Corp. Holdings            Common Stock    626717102     349,409        5,350
-----------------------------------------------------------------------------------------
Occidental Petroleum Corporation     Common Stock    674599105     371,712        8,800
-----------------------------------------------------------------------------------------
American International Group Inc.    Common Stock    026874107     251,864        3,800
-----------------------------------------------------------------------------------------
                                     Common Stock
-----------------------------------------------------------------------------------------
                                     Common Stock
-----------------------------------------------------------------------------------------
                                     Common Stock
-----------------------------------------------------------------------------------------
                                     Common Stock
-----------------------------------------------------------------------------------------
                                     Common Stock
-----------------------------------------------------------------------------------------
                                     Common Stock
-----------------------------------------------------------------------------------------
                                     Common Stock
-----------------------------------------------------------------------------------------
                    COLUMN TOTALS                                  972,985       17,950
-----------------------------------------------------------------------------------------

                                      Name of Reporting Manager Account Management, LLC
---------------------------------------------------------------------------------------
                                                   Item 6:
                                            Investment Discretion
                                    ------------------------------------
                                               (b) Shared-                   Item 7:
             Item 1:                            As Defined   (c) Shared-     Managers
         Name of Issuer             (a) Sole   in Instr. V      Other      See Instr. V
---------------------------------------------------------------------------------------
Murphy Oil Corp. Holdings             5,350
---------------------------------------------------------------------------------------
Occidental Petroleum Corporation      8,800
---------------------------------------------------------------------------------------
American International Group Inc.     3,800
---------------------------------------------------------------------------------------
                                          0
---------------------------------------------------------------------------------------
                                          0
---------------------------------------------------------------------------------------
                                          0
---------------------------------------------------------------------------------------
                                          0
---------------------------------------------------------------------------------------
                                          0
---------------------------------------------------------------------------------------
                                          0
---------------------------------------------------------------------------------------
                                          0
---------------------------------------------------------------------------------------
                    COLUMN TOTALS
---------------------------------------------------------------------------------------

                                               (SEC USE ONLY)
--------------------------------------------------------------------
                                                 Item 8:
                                            Voting Authority
                                                (Shares)
                                    --------------------------------
             Item 1:
         Name of Issuer             (a) Sole   (b) Shared   (c) None
--------------------------------------------------------------------
Murphy Oil Corp. Holdings             5,350
--------------------------------------------------------------------
Occidental Petroleum Corporation      8,800
--------------------------------------------------------------------
American International Group Inc.     3,800
--------------------------------------------------------------------
                                          0
--------------------------------------------------------------------
                                          0
--------------------------------------------------------------------
                                          0
--------------------------------------------------------------------
                                          0
--------------------------------------------------------------------
                                          0
--------------------------------------------------------------------
                                          0
--------------------------------------------------------------------
                                          0
--------------------------------------------------------------------
                    COLUMN TOTALS
--------------------------------------------------------------------